INCOME TAXES Schedule of income tax expense (recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Canadian:
Current	$ 101	$ 28	$ (287)
Deferred	(4,508)	1,665	401
Total	(4,407)	1,693	114
Foreign:
Current	2,500	2,347	7,304
Deferred	2,823	(841)	(3,047)
Total	5,323	1,506	4,257
Total:
Current	2,601	2,375	7,017
Deferred	(1,685)	824	(2,646)
Total	$ 916	$ 3,199	$ 4,371